Right-of-use Assets and Lease Liabilities - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Jan. 01, 2020 HKD ($)
Operating lease:
Operating lease right-of-use assets	$ 42,491,805	$ 5,470,320	$ 23,884,854	$ 541,625
Current operating lease obligation	3,890,482	500,854	708,829	$ 541,625
Non-current operating lease obligation	38,601,323	4,969,466	23,176,025
Total operating lease obligation	$ 42,491,805	$ 5,470,320	$ 23,884,854
Weighted average discount rate	7.71%	7.71%	7.91%
Weighted average remaining lease term (years)	6 years 1 month 6 days	6 years 1 month 6 days	9 years